Condensed Financial Information of Registrant Prudential plc - Notes (Details) - USD ($) $ in Millions					12 Months Ended
	Jan. 20, 2022	Dec. 31, 2021	Dec. 13, 2021	Sep. 13, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information
Profit (loss) after tax					$ (2,042)	$ 2,118	$ 783
Shareholders' equity		$ 17,088			17,088	20,878
Redemption of notes	$ 1,725
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income					250
Jackson
Additional information
Share Repurchase program value			$ 300
Number of shares repurchased from entity			2,242,516
Discontinued US operations
Additional information
Shareholders' equity				$ 2,228
Dividend in specie				$ 1,735
Proportion of economic interest retained after disposal				19.70%
Proportion of voting interest retained after disposal				19.90%
Remaining economic interest		18.40%
Remaining voting interest		18.50%
Accounting policy difference
Additional information
Profit (loss) after tax					28	(18)	15
Shareholders' equity		$ 19			19	15
Share in IFRS amount of the Group
Additional information
Profit (loss) after tax					(4,718)	2,221	(11,487)
Shareholders' equity		1,419			1,419	8,577
Prudential plc
Additional information
Dividends received by parent company from consolidated subsidiary undertakings					3,597	406	9,599
Profit (loss) after tax					2,648	(85)	$ 12,255
Shareholders' equity		$ 15,650			15,650	$ 12,286
Loss on revaluation of Jackson upon demerger					(439)
Redemption of notes	$ 1,725
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income					$ 273
Prudential plc | Jackson
Additional information
Share Repurchase program value			$ 300
Number of shares repurchased from entity			2,242,516
Prudential plc | Discontinued US operations
Additional information
Dividend in specie				$ 1,735
Loss on revaluation of Jackson upon demerger				$ (439)
Proportion of economic interest retained after disposal				19.70%
Proportion of voting interest retained after disposal				19.90%
Remaining economic interest		18.40%
Remaining voting interest		18.50%